INCOME TAXES (Schedule of VIE's Net Loss Per Share Amounts) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Increase/(decrease) in income tax expenses	$ (1,209)	$ 1,079	$ 675
Increase/(decrease) in net loss per ordinary share-basic	$ (0.01)	$ 0.01	$ 0.01
Increase/(decrease) in net loss per ordinary share-diluted	$ (0.01)	$ 0.01	$ 0.01